Related Party Transactions - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Related Party Transaction [Line Items]
Related party share based compensation warrants issued					238,931
Share based compensation warrants exercise price					$ 12.6
Related party transaction, amounts of transaction	$ 0	$ 0	$ 0	$ 0	$ 0
Minimum
Related Party Transaction [Line Items]
Percentage of beneficial ownership of capital	10.00%		10.00%		10.00%